Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Payroll and welfare	$ 12,260	$ 8,784
Agency commissions and rebates-online advertising	8,017	9,745
Payables for advertisement on exclusive online games	2,515	2,797
Receipts in advance from customers	1,133	2,211
Tax levies	556	1,198
Payables for purchase of equipment	240	4,157
Legal and litigation related expenses	451	288
Professional fees	2,460	574
Staff reimbursements	440	1,228
Content copyrights deposits	622	1,555
Rental expense	382	70
Payables for proceeds from selling exercised stock options	872
Advance for exercise of stock options	356
Others	1,111	800
Total	$ 31,415	$ 33,407